Summary of Significant Accounting Policies (Details) - Schedule of the disaggregation of revenues from continuing operations and discontinued operations - USD ($)		6 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Schedule of the disaggregation of revenues from continuing operations and discontinued operations [Abstract]
Consulting service revenue from continuing operations	[1]	$ 524,155	$ 949,690
Revenue from discontinued operations (multi-channel advertising, event planning and execution and movie theater operation business under LGC)			$ 2,117,551

[1]	Qianhai transferred all of its China-based consulting service business and employees to Huaya before termination of the VIE agreement. The termination of the VIE agreement did not cause material impairment of our long-lived assets (primarily including fixed assets such as office furniture and equipment and automobile) because all of the fixed assets have been transferred to our PRC subsidiary Huaya upon termination of the VIE agreements and there was no assets held for sale or disposal. The management believed the termination of Qianhai VIE agreements does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The termination is not accounted as discontinued operations in accordance with ASC 205-20.